Bank and Other Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bank and Other Borrowings [Abstract]
Short-term loan interest rate	5.00%
Loan amount	$ 417	$ 424